Transactions with Related Parties - TMS Bulkers Ltd - TMS Tankers Ltd - TMS Offshore Services Ltd (Details)	6 Months Ended			7 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended		16 Months Ended		36 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Oct. 21, 2015	Nov. 24, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Jan. 01, 2016	Jan. 01, 2015	Jan. 01, 2012
Operating expenses	$ 27,513,000		$ 317,373,000
Management Agreement
Management agreement term	5 years	5 years
Contract termination or Change of Control
Management fee extra period	3 months	3 months
Minimum | Change of control
Termination payment period of fees	36 months	36 months
Maximum | Change of control
Termination payment period of fees	48 months	48 months
TMS Bulkers Ltd.
Management fixed fee per vessel per day	$ 1,819	€ 1,639						$ 1,766	€ 1,591	$ 1,655	€ 1,500	$ 1,715	€ 1,545
Annual management fee adjustment applied														3.00%	3.00%	3.00%
Construction supervisory fee	10.00%	10.00%
Extra superintendents fee per day	$ 555	€ 500
TMS Bulkers Ltd. | Minimum
Annual management fee adjustment										3.00%	3.00%
TMS Bulkers Ltd. | Maximum
Annual management fee adjustment										5.00%	5.00%
TMS Tankers Ltd.
Management fixed fee per vessel per day	$ 2,002	€ 1,804								$ 1,887	€ 1,700	$ 1,943	€ 1,751
Annual management fee adjustment applied															3.00%	3.00%
Construction supervisory fee	10.00%	10.00%
Commissions on charter hire agreements	1.25%	1.25%
Commission on purchase or sale price of vessels	1.00%	1.00%
TMS Tankers Ltd. | Minimum
Annual management fee adjustment										3.00%	3.00%
TMS Tankers Ltd. | Maximum
Annual management fee adjustment										5.00%	5.00%
TMS Bulkers, TMS Tankers and TMS Offshore
Operating expenses	$ 6,792,000
TMS Offshore Services Ltd.
Management fixed fee per vessel per day				$ 1,178	€ 1,061
TMS Offshore Services Ltd. | Nautilus Offshore Services Inc.
Percentage of outstanding share capital acquired						97.44%	2.56%
TMS Offshore Services Ltd. | Offshore Supply Vessels
Number of vessels acquired	6	6		6	6
TMS Offshore Services Ltd. | Minimum
Annual management fee adjustment	3.00%	3.00%		3.00%	3.00%
TMS Offshore Services Ltd. | Maximum
Annual management fee adjustment	5.00%	5.00%		5.00%	5.00%